Business Combination Agreement	3 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Business Combination Agreement
NOTE 3 — BUSINESS COMBINATION AGREEMENT
On January 4, 2023, Alpha Healthcare Acquisition Corp. III, a Delaware corporation (“Alpha”), entered into a business combination agreement (the “Business Combination Agreement”) by and among Alpha, Candy Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and the Company. The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into the Company, with the Company surviving as a wholly-owned subsidiary of Alpha (the “Business Combination”). Upon the closing of the Business Combination, it is anticipated that Alpha will change its name to “Carmell Therapeutics Corporation.” The Business Combination Agreement and the transactions contemplated thereby were approved by the Boards of Directors of each of the Company and Alpha. The agreement is still pending regulatory approval and an Alpha shareholder vote.
Under the Business Combination Agreement, Alpha will acquire all of the outstanding equity interests of the Company in exchange for shares of Class A common stock of Alpha, par value $0.0001 per share (the “Class A Common Stock”), based on the Company’s implied equity value of $150,000,000, to be paid to the Company’s stockholders at the effective time of the Business Combination.
Pursuant to the Business Combination Agreement, at or prior to the effective time of the Business Combination, each option and warrant exercisable for the Company’s equity that is outstanding immediately prior to the effective time of the Business Combination shall be assumed by Alpha and continue in full force and effect on the same terms and conditions as are currently applicable to such options and warrants, subject to adjustments to exercise price and number of shares of Class A Common Stock issued upon exercise.